Cover	Nov. 15, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K furnished to the Securities and Exchange Commission on November 15, 2022 (the “Original Form 8-K”) by Presto Automation Inc. (the “Company”). The purpose of this Amendment is to correct certain information presented in the financial tables contained in the Company’s press release dated November 15, 2022, furnished as Exhibit 99.1 to the Original Form 8-K (the “Original Press Release”).
Document Period End Date	Nov. 15, 2022
Entity File Number	001-39830
Entity Registrant Name	Presto Automation Inc.
Entity Central Index Key	0001822145
Entity Tax Identification Number	84-2968594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	985 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	817-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PRST
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	PRSTW
Security Exchange Name	NASDAQ